PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Net book value	$ 51,885	$ 49,771
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	10,763	8,852
Furniture Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book value	18,419	12,024
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Net book value	22,703	28,895
Net Book Value [Member]
IfrsStatementLineItems [Line Items]
Net book value	51,885	49,771
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	59,876	18,662
Additions	17,661	41,214
Balance	77,537	59,876
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	12,960	2,705
Additions	7,884	10,255
Balance	20,844	12,960
Gross carrying amount [member] | Furniture Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance	15,957	15,957
Additions	9,777
Balance	25,734	15,957
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	30,959
Additions		30,959
Balance	30,959	30,959
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance	10,105	1,131
Depreciation for the year	15,547	8,974
Balance	25,652	10,105
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	4,108	204
Depreciation for the year	5,973	3,904
Balance	10,081	4,108
Accumulated depreciation, amortisation and impairment [member] | Furniture Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance	3,933	927
Depreciation for the year	3,382	3,006
Balance	7,315	3,933
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	2,064
Depreciation for the year	6,192	2,064
Balance	$ 8,256	$ 2,064